Beskauga Option Agreement (Details) - Schedule of Exploration Expenditures	12 Months Ended
Oct. 31, 2023 USD ($)
By January 26, 2022 (1 year from Closing Date) [Member]
Beskauga Option Agreement (Details) - Schedule of Exploration Expenditures [Line Items]
Annual Expenditure Required	$ 2
Cumulative Expenditure Required	$2 million (met)
Annual Expenditure Incurred	$ 3.59
Cumulative Expenditure Incurred	3.59
By January 26, 2023 (2 years from Closing Date) [Member]
Beskauga Option Agreement (Details) - Schedule of Exploration Expenditures [Line Items]
Annual Expenditure Required	$ 3
Cumulative Expenditure Required	$5 million (met)
Annual Expenditure Incurred	$ 3.39
Cumulative Expenditure Incurred	7.92
By January 26, 2024 (3 years from Closing Date) [Member]
Beskauga Option Agreement (Details) - Schedule of Exploration Expenditures [Line Items]
Annual Expenditure Required	$ 5
Cumulative Expenditure Required	$10 million
Annual Expenditure Incurred
Cumulative Expenditure Incurred	9.91
By January 26, 2025 (4 years from Closing Date) [Member]
Beskauga Option Agreement (Details) - Schedule of Exploration Expenditures [Line Items]
Annual Expenditure Required	$ 5
Cumulative Expenditure Required	$15 million
Annual Expenditure Incurred
Cumulative Expenditure Incurred	$ 9.91